Statement of financial position, order of liquidity (Statement) - EUR (€) € in Millions		Jun. 30, 2023	Dec. 31, 2022
Assets [Line Items]
Cash and cash equivalents		€ 71,858	€ 79,756
Current financial assets at fair value through profit or loss, classified as held for trading		141,721	110,671
Derivative financial assets held for trading		39,346	39,908
Equity instruments held for trading		4,247	4,404
Debt instruments held for trading		33,999	24,367
Loans and advances to central banks held for trading		2,165	1,632
Loans and advances to banks held for trading		48,189	25,231
Loans and advances to customers held for trading assets		13,775	15,130
Financial assets at fair value through profit or loss, mandatorily measured at fair value		8,019	6,888
Equity instruments, mandatorily measured at fair value		7,432	6,511
Debt securities, mandatorily measured at fair value		313	129
Loans and advances to customers, mandatorily measured at fair value		274	247
Financial assets at fair value through profit or loss		1,004	913
Debt securities at fair value through profit or loss		1,004	913
Financial assets at fair value through other comprehensive income		63,979	65,374
Investments in equity instruments designated at fair value through other comprehensive income		1,254	1,198
Debt securities at fair value through other comprehensive income	[1]	62,700	64,150
Loans and advances to credit institutions at fair value through other comprehensive income		26	26
Financial assets at amortised cost		438,841	414,421
Debt Securities at amortized cost	[2]	44,769	36,639
Loans and advances to central banks at amortised cost		6,734	4,401
Loans and advances to banks		17,577	16,031
Loans and advances to customers		369,761	357,351
Derivative financial assets held for hedging		1,888	1,891
Accumulated fair value hedge adjustment on hedged item included in carrying amount, assets		(137)	(148)
Investments in subsidiaries, joint ventures and associates		929	916
Investments in joint ventures		90	100
Investments in associates		839	816
Insurance contracts issued that are assets		212	183
Tangible assets		8,892	8,737
Property, plant and equipment		8,613	8,441
Property plant and equipment for own use		8,080	7,911
Assets leased out under an operating lease		533	530
Investment property		279	296
Intangible assets and goodwill		2,284	2,156
Goodwill		793	707
Intangible assets other than goodwill		1,491	1,449
Tax assets		17,618	16,725
Current tax assets		2,244	1,978
Deferred tax assets		15,374	14,747
Other assets		4,381	2,586
Insurance contracts linked to pensions		0	0
Inventories		456	325
Rest other assets		3,924	2,260
Non-current assets or disposal groups classified as held for sale		966	1,022
Assets		762,456	712,092	[3]
Equity and Liabilities [Line Items]
Current financial liabilities at fair value through profit or loss, classified as held for trading		127,332	95,611
Derivative financial liabilities held for trading		38,003	37,909
Short positions held for trading		17,107	13,487
Deposits from central banks held for trading		8,656	3,950
Deposits from credit institutions held for trading		48,395	28,924
Customer deposits held for trading		15,170	11,341
Financial liabilities at fair value through profit or loss		12,577	10,580
Deposits from central banks at fair value		0	0
Deposits from credit institutions at fair value		111	0
Customer deposits at fair value		698	700
Debt certificates at fair value		3,642	3,288
Other financial liabilities at fair value		8,126	6,592
Financial liabilities at amortised cost		541,671	529,172
Liabilities due to central banks		21,070	38,323
Deposits from banks		38,891	26,935
Deposits from customers		402,344	394,404
Debt instrument issued		63,158	55,429
Other financial liabilities		16,207	14,081
Derivative financial liabilities held for hedging		3,486	3,303
Accumulated fair value hedge adjustment on hedged item included in carrying amount, liabilities		0	0
Insurance contracts issued that are liabilities		11,537	10,131
Provisions		4,859	4,933
Provisions for employee benefits		2,581	2,632
Other long term employees benefits		454	466
Legal proceedings provision		686	685
Provisions commitments and guarantees given		748	770
Other provisions	[4]	390	380
Tax liabilities		3,087	2,935
Current tax liabilities		1,000	1,415
Deferred tax liabilities		2,087	1,520
Other liabilities		5,338	4,909
Liabilities included in disposal groups classified as held for sale		0	0
Liabilities		709,888	661,575
Shareholders equity		65,970	64,535
Issued capital		2,923	2,955
Additional paid-in capital		2,923	2,955
Unpaid capital which has been called up		0	0
Share premium		20,514	20,856
Equity instruments issued other than capital		0	0
Other equity interest		47	63
Retained earnings		36,379	32,711
Revaluation surplus		0	0
Other reserves		2,250	2,345
Reserves or accumulated losses of investments in subsidaries joint ventures and associates		(233)	(221)
Other reserves other		2,483	2,566
Treasury shares		21	29
Profits or losses attributable to owners of the parent		3,878	6,358
Interim dividends		0	(722)
Accumulated other comprehensive income		(16,919)	(17,642)
Items that will not be reclassified to profit or loss		(1,958)	(1,881)
Actuarial gains or losses on defined benefit pension plans		(939)	(760)
Non-current assets and disposal groups classified as held for sale (not reclassified)		0	0
Share of other recognised income and expense of investments in subsidaries joint ventures and associates (not reclassified)		0	0
Other comprehensive income, net of tax, change in fair value of equity instruments measured at fair value with changes in other comprehensive income		(1,077)	(1,194)
Hedge ineffectiveness of fair value hedges for equity instruments measured at fair value through other comprehensive income		0	0
Fair value changes of financial liabilities at fair value through profit or loss attributable to changes in their credit risk		58	72
Items that may be reclassified to profit or loss		(14,961)	(15,760)
Hedge of net investments in foreign operations effective portion		(2,197)	(1,408)
Foreign currency translation		(11,573)	(13,078)
Hedging derivatives. Cash flow hedges effective portion		(243)	(447)
Changes in the fair value of debt instruments measured at fair value with changes in other comprehensive income		(943)	(809)
Hedging Instruments (not designated)		0	0
Non-current assets and disposal groups classified as held for sale may be reclassified		0	0
Share of other recognised income and expense of investments in subsidaries joint ventures and associates		(5)	(18)
Non-controlling interests		3,517	3,623
Accumulated other comprehensive income non controlling interest		(3,257)	(3,109)
Other non controlling interest items		6,774	6,732
Adjusted initial balance		52,568	50,517
Equity and liabilities		€ 762,456	€ 712,092

[1]	(1) This includes redesignations from the heading "Financial assets at amortized cost" due to the application of IFRS 17 (see Note 2.1 and Appendix III)
[2]	(1) This includes redesignations to the heading "Financial assets at fair value through other comprehensive income" due to the application of IFRS 17 (see Note 2.1 and Appendix III).
[3]	(1) Restated balances according to IFRS 17 - Insurance contracts, which had no material impacts to that date (see Note 2.1).
[4]	(1) Individually non-significant provisions for various concepts and corresponding to different geographical areas.